T. ROWE PRICE High Yield Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.1%
Other Asset-Backed Securities  0.1%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 7,560 8,059
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 580 657
Total Asset-Backed Securities (Cost $8,698) 8,716
BANK LOANS  5.2% (2)
Airlines  0.2%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 9.305%,
4/20/28  9,217 9,404
9,404
Automotive  0.1%
Clarios Global, FRN, 1M TSFR + 2.75%, 7.074%, 1/28/32  9,225 9,202
9,202
Broadcasting  0.2%
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.139%,
10/11/29 (3) 6,400 6,272
Townsquare Media, FRN, 1M TSFR + 5.00%, 9.323%,
2/6/30 (4) 10,175 9,666
15,938
Cable Operators  0.7%
CSC Holdings, FRN, 1M TSFR + 2.50%, 7.173%, 4/15/27 (5) 12,615 11,872
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.812%, 1/18/28  21,533 21,129
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.688%, 9/25/26  16,281 14,149
47,150
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 8.689%,
4/23/29  16,340 15,800
15,800
Energy  0.2%
Prairie Acquiror, FRN, 1M TSFR + 4.25%, 8.574%, 8/1/29  12,706 12,811
12,811
Financial  0.4%
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
9.574%, 10/6/28 (5) 3,263 3,277
TIH Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.079%,
5/6/32  25,966 26,329
29,606

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology  1.1%
Ellucian Holdings, FRN, 1M TSFR + 3.00%, 7.324%, 10/9/29  4,060 4,056
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.074%, 11/22/32  20,801 21,179
Project Alpha Intermediate Holding, FRN, 1M TSFR + 3.25%,
10/28/30 (5) 9,759 9,789
Project Alpha Intermediate Holding, FRN, 1M TSFR + 5.00%,
11/21/32 (5) 20,255 20,318
RealPage, FRN, 3M TSFR + 3.75%, 8.079%, 4/24/28  16,565 16,620
71,962
Other Telecommunications  0.1%
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 7.438%, 3/9/27  7,140 6,811
6,811
Services  0.5%
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.174%,
12/10/29 (5) 18,496 18,454
CoreLogic, FRN, 1M TSFR + 6.50%, 10.938%, 6/4/29  14,148 13,730
32,184
Wireless Communications  1.5%
Asurion, FRN, 1M TSFR + 5.25%, 9.688%, 1/31/28  80,049 78,186
Asurion, FRN, 1M TSFR + 5.25%, 9.688%, 1/20/29  24,029 23,282
101,468
Total Bank Loans (Cost $354,249) 352,336
COMMON STOCKS  0.3%
Energy  0.1%
South Bow (CAD)  272 7,238
7,238
Gaming  0.0%
New Cotai Participation, Class B (1)(3)(4) — —
—
Hospital Supplies/Hosp Management  0.1%
Bausch + Lomb (3) 590 9,437
9,437
Metals & Mining  0.1%
Constellium (3) 297 3,375
3,375
Total Common Stocks (Cost $22,158) 20,050

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE BONDS  0.4%
Automotive  0.3%
Rivian Automotive, 4.625%, 3/15/29  17,755 17,164
17,164
Information Technology  0.1%
Snap, 0.125%, 3/1/28  12,015 10,120
10,120
Total Convertible Bonds (Cost $29,429) 27,284
CONVERTIBLE PREFERRED STOCKS  0.5%
Aerospace & Defense  0.3%
Boeing, 6.00%, 10/15/27 (6) 277 16,604
16,604
Financial  0.2%
Ares Management, Series B, 6.75%, 10/1/27  250 13,360
13,360
Forest Products  0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27,
Cost $16 (3)(4)(7) 47 —
—
Total Convertible Preferred Stocks (Cost $26,810) 29,964
CORPORATE BONDS  89.9%
Aerospace & Defense  2.0%
TransDigm, 6.00%, 1/15/33 (1) 10,740 10,606
TransDigm, 6.375%, 3/1/29 (1) 12,545 12,686
TransDigm, 6.625%, 3/1/32 (1) 25,395 25,840
TransDigm, 6.75%, 8/15/28 (1) 19,570 19,937
TransDigm, 6.875%, 12/15/30 (1) 47,753 48,887
TransDigm, 7.125%, 12/1/31 (1) 19,436 20,043
137,999
Airlines  0.4%
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
11.5% PIK) (1)(8) 8,400 8,520
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
12% PIK) (1)(8) 1,600 1,623
United Airlines, 4.625%, 4/15/29 (1) 20,425 19,746
29,889

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Automotive  2.3%
Adient Global Holdings, 8.25%, 4/15/31 (1)(6) 22,840 23,541
Belron U.K. Finance, 5.75%, 10/15/29 (1) 8,295 8,254
Benteler International, 10.50%, 5/15/28 (1)(6) 6,870 7,266
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 14,175 16,101
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%,
10/15/26 (1) 55,630 55,908
Tenneco, 8.00%, 11/17/28 (1) 15,709 15,591
Velocity Vehicle Group, 8.00%, 6/1/29 (1) 7,110 7,412
Wand NewCo 3, 7.625%, 1/30/32 (1) 21,900 22,612
156,685
Banking  0.4%
Barclays, VR, 7.625% (9)(10) 27,085 27,153
27,153
Beverages  0.1%
Primo Water Holdings, 6.25%, 4/1/29 (1) 8,657 8,614
8,614
Broadcasting  3.8%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(6) 14,825 13,120
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(6) 28,775 26,761
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (1) 11,380 11,579
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1)(6) 21,380 22,449
CMG Media, 8.875%, 6/18/29 (1) 33,000 27,473
Gray Media, 5.375%, 11/15/31 (1) 8,442 4,896
Lamar Media, 4.00%, 2/15/30  1,966 1,823
Lamar Media, 4.875%, 1/15/29  14,284 13,873
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 23,065 20,643
Outfront Media Capital, 7.375%, 2/15/31 (1) 5,030 5,275
Sirius XM Radio, 4.00%, 7/15/28 (1) 32,360 30,338
Stagwell Global, 5.625%, 8/15/29 (1) 37,860 36,535
Univision Communications, 7.375%, 6/30/30 (1)(6) 15,625 15,254
Univision Communications, 8.00%, 8/15/28 (1) 8,099 8,200
Univision Communications, 8.50%, 7/31/31 (1) 15,365 15,269
253,488
Building & Real Estate  1.0%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 19,725 19,922
Howard Hughes, 4.125%, 2/1/29 (1) 17,145 15,688
Howard Hughes, 4.375%, 2/1/31 (1) 9,185 8,175
Howard Hughes, 5.375%, 8/1/28 (1) 15,510 15,083
Miller Homes Group Finco, 7.00%, 5/15/29 (GBP) (1) 4,675 5,739
Miller Homes Group Finco, 7.00%, 5/15/29 (GBP)  3,710 4,555
69,162

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Building Products  1.8%
Advanced Drainage Systems, 6.375%, 6/15/30 (1) 5,590 5,653
Beacon Roofing Supply, 6.50%, 8/1/30 (1) 4,765 4,896
Builders FirstSource, 6.375%, 6/15/32 (1)(6) 6,625 6,725
Builders FirstSource, 6.375%, 3/1/34 (1) 10,865 11,001
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (1) 16,865 17,202
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1) 16,005 15,645
Quikrete Holdings, 6.375%, 3/1/32 (1) 33,805 34,185
Quikrete Holdings, 6.75%, 3/1/33 (1)(6) 24,825 25,104
120,411
Cable Operators  5.7%
Altice France Holding, 6.00%, 2/15/28 (1) 8,837 2,728
Altice France Holding, 10.50%, 5/15/27 (1) 4,312 1,331
C&W Senior Finance, 9.00%, 1/15/33 (1) 10,595 10,714
CCO Holdings, 4.50%, 6/1/33 (1) 45,015 38,825
CCO Holdings, 4.75%, 2/1/32 (1)(6) 5,780 5,188
CCO Holdings, 6.375%, 9/1/29 (1) 36,908 37,046
CCO Holdings, 7.375%, 3/1/31 (1) 36,835 37,848
Charter Communications Operating, 6.484%, 10/23/45  35,425 34,309
CSC Holdings, 6.50%, 2/1/29 (1) 10,675 8,914
CSC Holdings, 7.50%, 4/1/28 (1)(6) 19,395 14,352
CSC Holdings, 11.25%, 5/15/28 (1) 13,425 13,073
CSC Holdings, 11.75%, 1/31/29 (1) 24,180 23,606
Directv Financing, 10.00%, 2/15/31 (1) 10,145 9,955
DIRECTV Financing, 5.875%, 8/15/27 (1) 2,902 2,858
DISH DBS, 5.25%, 12/1/26 (1) 21,425 20,032
DISH DBS, 5.75%, 12/1/28 (1) 21,075 18,599
DISH DBS, 7.75%, 7/1/26  18,370 16,326
EchoStar, 10.75%, 11/30/29  24,300 26,062
GCI, 4.75%, 10/15/28 (1) 3,671 3,469
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 574 488
Midcontinent Communications, 8.00%, 8/15/32 (1)(6) 13,850 14,162
Sable International Finance, 7.125%, 10/15/32 (1) 21,105 20,709
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (1) 31,560 27,601
388,195
Chemicals  3.3%
Avient, 6.25%, 11/1/31 (1) 6,950 6,967
Avient, 7.125%, 8/1/30 (1) 27,994 28,834
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 7,945 8,253
Celanese U.S. Holdings, 6.80%, 11/15/30  6,785 7,154
Celanese U.S. Holdings, 6.95%, 11/15/33 (6) 40,560 43,379
CVR Partners, 6.125%, 6/15/28 (1) 31,653 31,020
GPD, 10.125%, 4/1/26 (1) 10,885 10,014

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Methanex, 5.25%, 12/15/29 (6) 7,440 7,273
Methanex, 5.65%, 12/1/44  6,149 5,350
Methanex U.S. Operations, 6.25%, 3/15/32 (1) 8,160 8,160
Vibrantz Technologies, 9.00%, 2/15/30 (1)(6) 19,050 17,145
Windsor Holdings III, 8.50%, 6/15/30 (1) 24,005 25,325
WR Grace Holdings, 5.625%, 8/15/29 (1) 14,780 13,505
WR Grace Holdings, 7.375%, 3/1/31 (1) 11,104 11,326
223,705
Consumer Products  0.1%
Kontoor Brands, 4.125%, 11/15/29 (1) 8,920 8,229
8,229
Container  0.8%
Ball, 6.875%, 3/15/28  13,270 13,602
Clydesdale Acquisition Holdings, 8.75%, 4/15/30 (1)(6) 11,200 11,340
Sealed Air, 5.00%, 4/15/29 (1) 6,720 6,552
Sealed Air, 6.125%, 2/1/28 (1) 2,825 2,850
Sealed Air, 6.875%, 7/15/33 (1) 1,012 1,073
Sealed Air, 7.25%, 2/15/31 (1)(6) 9,125 9,513
Trident TPI Holdings, 12.75%, 12/31/28 (1) 6,905 7,543
52,473
Energy  12.9%
Aethon United BR, 7.50%, 10/1/29 (1) 16,292 16,801
AmeriGas Partners, 9.375%, 6/1/28 (1) 10,054 10,129
Antero Resources, 7.625%, 2/1/29 (1) 3,402 3,487
Civitas Resources, 8.375%, 7/1/28 (1) 7,140 7,426
Civitas Resources, 8.625%, 11/1/30 (1) 7,880 8,274
Civitas Resources, 8.75%, 7/1/31 (1) 10,700 11,168
Comstock Resources, 5.875%, 1/15/30 (1) 14,255 13,542
Comstock Resources, 6.75%, 3/1/29 (1) 24,765 24,332
Crescent Energy Finance, 7.375%, 1/15/33 (1) 32,978 32,401
Crescent Energy Finance, 7.625%, 4/1/32 (1) 15,670 15,670
Crescent Energy Finance, 9.25%, 2/15/28 (1) 26,840 28,048
DCP Midstream Operating, 6.75%, 9/15/37 (1) 17,875 19,323
Diamond Foreign Asset, 8.50%, 10/1/30 (1) 14,375 14,878
Ferrellgas, 5.875%, 4/1/29 (1) 17,310 16,077
Gulfport Energy Operating, 6.75%, 9/1/29 (1) 11,785 11,962
Hilcorp Energy I, 6.00%, 2/1/31 (1) 10,390 9,883
Hilcorp Energy I, 6.25%, 4/15/32 (1) 11,395 10,882
Hilcorp Energy I, 6.875%, 5/15/34 (1) 21,325 20,605
Hilcorp Energy I, 7.25%, 2/15/35 (1) 30,960 30,341
Hilcorp Energy I, 8.375%, 11/1/33 (1) 21,846 22,829
Kinetik Holdings, 5.875%, 6/15/30 (1) 37,200 37,014
Kinetik Holdings, 6.625%, 12/15/28 (1) 25,690 26,236

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (1) 14,295 14,402
Matador Resources, 6.50%, 4/15/32 (1) 9,890 9,890
NGL Energy Operating, 8.125%, 2/15/29 (1)(6) 7,760 7,896
NGL Energy Operating, 8.375%, 2/15/32 (1) 23,160 23,536
Permian Resources Operating, 6.25%, 2/1/33 (1) 11,505 11,563
Permian Resources Operating, 7.00%, 1/15/32 (1) 12,825 13,162
Permian Resources Operating, 9.875%, 7/15/31 (1) 8,333 9,177
Prairie Acquiror, 9.00%, 8/1/29 (1) 7,880 8,146
Range Resources, 4.75%, 2/15/30 (1)(6) 7,205 6,863
Range Resources, 8.25%, 1/15/29  5,870 6,031
Seadrill Finance, 8.375%, 8/1/30 (1) 21,400 21,882
Solaris Midstream Holdings, 7.625%, 4/1/26 (1) 8,490 8,490
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (1)(10) 18,205 18,751
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (1)(10) 1,640 1,683
Sunoco, 7.00%, 5/1/29 (1) 14,395 14,881
Sunoco, 7.25%, 5/1/32 (1) 23,113 24,066
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 5,400 5,387
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 15,270 14,812
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 17,225 16,579
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 14,105 14,370
Transocean, 6.80%, 3/15/38  18,630 14,531
Transocean, 8.25%, 5/15/29 (1) 5,865 5,784
Transocean, 8.50%, 5/15/31 (1)(6) 13,300 13,167
Transocean, 8.75%, 2/15/30 (1) 16,403 17,059
Transocean Aquila, 8.00%, 9/30/28 (1) 6,853 6,973
Valaris, 8.375%, 4/30/30 (1) 10,905 11,055
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 10,030 10,231
Venture Global LNG, 8.125%, 6/1/28 (1) 17,610 18,336
Venture Global LNG, 8.375%, 6/1/31 (1) 39,680 41,317
Venture Global LNG, 9.50%, 2/1/29 (1) 17,310 19,106
Venture Global LNG, VR, 9.00% (1)(9)(10) 56,805 57,799
Vermilion Energy, 6.875%, 5/1/30 (1) 15,500 15,306
873,539
Entertainment & Leisure  4.2%
Carnival, 6.00%, 5/1/29 (1) 1,210 1,213
Carnival, 6.125%, 2/15/33 (1) 13,015 13,096
Carnival, 7.00%, 8/15/29 (1) 9,545 10,022
Churchill Downs, 5.75%, 4/1/30 (1) 20,555 20,221
Cinemark USA, 5.25%, 7/15/28 (1)(6) 14,525 14,216
Cinemark USA, 7.00%, 8/1/32 (1) 8,225 8,390
Inter Media & Communication, 6.75%, 2/9/27 (EUR)  9,463 9,954

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Merlin Entertainments Group U.S. Holdings, 7.375%,
2/15/31 (1) 19,317 19,003
Motion Finco, 7.375%, 6/15/30 (EUR) (1) 6,600 7,111
Motion Finco, 8.375%, 2/15/32 (1) 15,540 15,890
NCL, 6.75%, 2/1/32 (1) 13,920 14,198
NCL, 7.75%, 2/15/29 (1)(6) 22,090 23,416
NCL, 8.125%, 1/15/29 (1) 6,568 6,962
NCL Finance, 6.125%, 3/15/28 (1)(6) 5,740 5,783
Royal Caribbean Cruises, 5.625%, 9/30/31 (1) 10,045 9,995
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 20,665 20,846
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 9,490 9,668
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1)(6) 26,145 25,295
Six Flags Entertainment, 5.25%, 7/15/29 (6) 14,395 13,963
Six Flags Entertainment, 6.625%, 5/1/32 (1) 9,780 9,988
Six Flags Entertainment, 7.25%, 5/15/31 (1) 26,478 27,272
286,502
Financial  11.4%
Acrisure, 7.50%, 11/6/30 (1) 23,560 24,237
Acrisure, 8.25%, 2/1/29 (1) 14,525 15,052
Acrisure, 8.50%, 6/15/29 (1) 16,905 17,687
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 8,595 8,337
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 28,287 28,216
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 41,502 42,228
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 17,315 17,640
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (1)(6) 13,815 12,865
Blackstone Mortgage Trust, 7.75%, 12/1/29 (1) 4,075 4,248
Cobra AcquisitionCo, 6.375%, 11/1/29 (1) 14,663 12,867
Cobra AcquisitionCo, 12.25%, 11/1/29 (1) 6,545 6,774
Focus Financial Partners, 6.75%, 9/15/31 (1) 10,260 10,350
HUB International, 5.625%, 12/1/29 (1) 25,111 24,483
HUB International, 7.25%, 6/15/30 (1) 42,120 43,489
HUB International, 7.375%, 1/31/32 (1) 33,140 33,886
Jane Street Group, 6.125%, 11/1/32 (1) 30,430 30,544
Jane Street Group, 7.125%, 4/30/31 (1) 23,236 24,107
Jerrold Finco, 5.25%, 1/15/27 (GBP)  5,665 7,050
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 20,555 21,788
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (1) 8,250 8,910
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 12,810 12,009
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 35,050 34,612
Navient, 5.50%, 3/15/29 (6) 17,480 16,824
Navient, 5.625%, 8/1/33 (6) 34,952 31,195
Navient, 9.375%, 7/25/30  34,860 37,736
Navient, 11.50%, 3/15/31  16,405 18,538

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OneMain Finance, 7.125%, 11/15/31  10,315 10,612
OneMain Finance, 7.50%, 5/15/31  9,925 10,347
OneMain Finance, 9.00%, 1/15/29  39,595 41,822
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 35,825 36,855
PennyMac Financial Services, 6.875%, 2/15/33 (1) 16,835 16,772
PennyMac Financial Services, 7.125%, 11/15/30 (1) 17,000 17,319
PennyMac Financial Services, 7.875%, 12/15/29 (1) 15,693 16,419
PROG Holdings, 6.00%, 11/15/29 (1) 21,720 20,661
Rocket Mortgage, 4.00%, 10/15/33 (1)(6) 9,605 8,324
Ryan Specialty, 4.375%, 2/1/30 (1) 6,195 5,839
Ryan Specialty, 5.875%, 8/1/32 (1) 6,390 6,350
United Wholesale Mortgage, 5.50%, 4/15/29 (1) 8,485 8,230
USI, 7.50%, 1/15/32 (1) 11,970 12,479
UWM Holdings, 6.625%, 2/1/30 (1) 14,030 14,135
771,836
Food  1.0%
B&G Foods, 8.00%, 9/15/28 (1) 7,330 7,477
BellRing Brands, 7.00%, 3/15/30 (1) 13,170 13,631
Chobani, 7.625%, 7/1/29 (1)(6) 13,750 14,351
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (1)(8) 7,680 8,419
Darling Ingredients, 6.00%, 6/15/30 (1) 14,350 14,350
Post Holdings, 6.25%, 2/15/32 (1) 8,490 8,554
66,782
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (1)(6) 11,620 11,373
Graphic Packaging International, 3.75%, 2/1/30 (1) 9,685 8,886
20,259
Gaming  2.7%
Caesars Entertainment, 6.50%, 2/15/32 (1) 9,620 9,716
Caesars Entertainment, 7.00%, 2/15/30 (1) 14,270 14,734
Churchill Downs, 6.75%, 5/1/31 (1)(6) 14,940 15,183
Cirsa Finance International, 6.50%, 3/15/29 (EUR) (1) 2,900 3,159
Cirsa Finance International, 10.375%, 11/30/27 (EUR) (1) 2,322 2,542
Great Canadian Gaming, 8.75%, 11/15/29 (1) 9,665 10,172
International Game Technology, 5.25%, 1/15/29 (1) 13,985 13,793
Light & Wonder International, 7.25%, 11/15/29 (1) 36,995 38,058
Light & Wonder International, 7.50%, 9/1/31 (1) 7,005 7,285
Lottomatica Group, 7.125%, 6/1/28 (EUR) (1) 3,325 3,594
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29 (1) 12,700 12,104
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  8,690 8,789
Midwest Gaming Borrower, 4.875%, 5/1/29 (1) 13,340 12,740
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 7,320 7,567

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Playtika Holding, 4.25%, 3/15/29 (1) 12,570 11,376
Scientific Games Holdings, 6.625%, 3/1/30 (1)(6) 14,995 14,751
185,563
Health Care  8.5%
1375209 BC, 9.00%, 1/30/28 (1)(6) 14,070 14,088
AthenaHealth Group, 6.50%, 2/15/30 (1)(6) 30,040 29,064
Bausch + Lomb, 8.375%, 10/1/28 (1) 22,930 23,876
CHS, 5.25%, 5/15/30 (1) 8,505 7,208
CHS, 6.00%, 1/15/29 (1) 12,215 11,024
CHS, 6.125%, 4/1/30 (1) 12,215 8,031
CHS, 8.00%, 12/15/27 (1) 14,978 14,847
CHS, 10.875%, 1/15/32 (1)(6) 22,165 22,664
Concentra Escrow Issuer, 6.875%, 7/15/32 (1)(6) 6,700 6,934
DaVita, 6.875%, 9/1/32 (1) 20,575 20,832
IQVIA, 6.50%, 5/15/30 (1) 7,175 7,319
LifePoint Health, 5.375%, 1/15/29 (1)(6) 10,442 9,319
LifePoint Health, 9.875%, 8/15/30 (1) 2,351 2,510
LifePoint Health, 10.00%, 6/1/32 (1)(6) 30,271 29,590
LifePoint Health, 11.00%, 10/15/30 (1) 43,150 47,573
Medline Borrower, 5.25%, 10/1/29 (1)(6) 45,740 44,253
Medline Borrower, 6.25%, 4/1/29 (1) 40,640 41,148
Molina Healthcare, 3.875%, 5/15/32 (1) 7,745 6,787
Molina Healthcare, 4.375%, 6/15/28 (1) 14,875 14,206
Molina Healthcare, 6.25%, 1/15/33 (1)(6) 6,830 6,728
MPT Operating Partnership, 5.00%, 10/15/27 (6) 7,700 6,901
MPT Operating Partnership, 8.50%, 2/15/32 (1) 11,420 11,677
Organon, 5.125%, 4/30/31 (1)(6) 16,810 15,255
Star Parent, 9.00%, 10/1/30 (1) 13,342 13,909
Tenet Healthcare, 4.375%, 1/15/30  14,875 13,982
Tenet Healthcare, 6.125%, 10/1/28  45,700 45,586
Tenet Healthcare, 6.125%, 6/15/30 (6) 20,178 20,203
Tenet Healthcare, 6.75%, 5/15/31  10,730 10,918
Tenet Healthcare, 6.875%, 11/15/31 (6) 4,875 5,003
Teva Pharmaceutical Finance, 6.15%, 2/1/36  8,212 8,274
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46  23,560 17,375
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  18,630 19,142
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  9,215 9,975
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  4,820 5,398
571,599
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%, 9/30/32 (6) 6,590 6,555
6,555

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology  5.7%
Capstone Borrower, 8.00%, 6/15/30 (1) 21,410 22,374
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(8) 7,082 7,507
Carvana, 9.00%, 6/1/31, (14.00% PIK) (1)(8) 29,901 33,938
Cloud Software Group, 6.50%, 3/31/29 (1) 525 515
Cloud Software Group, 8.25%, 6/30/32 (1) 16,610 17,191
Cloud Software Group, 9.00%, 9/30/29 (1) 88,595 90,478
Dye & Durham, 8.625%, 4/15/29 (1) 23,994 25,074
Entegris, 5.95%, 6/15/30 (1) 33,090 33,049
Gen Digital, 7.125%, 9/30/30 (1)(6) 21,835 22,436
Match Group Holdings II, 3.625%, 10/1/31 (1)(6) 13,540 11,678
Match Group Holdings II, 4.125%, 8/1/30 (1)(6) 24,050 21,765
Match Group Holdings II, 4.625%, 6/1/28 (1) 8,145 7,819
Match Group Holdings II, 5.00%, 12/15/27 (1) 4,540 4,466
Match Group Holdings II, 5.625%, 2/15/29 (1)(6) 4,150 4,077
McAfee, 7.375%, 2/15/30 (1)(6) 39,910 38,912
ROBLOX, 3.875%, 5/1/30 (1) 12,490 11,460
Snap, 6.875%, 3/1/33 (1) 9,945 10,069
SS&C Technologies, 6.50%, 6/1/32 (1) 8,980 9,182
Twilio, 3.875%, 3/15/31 (6) 13,350 12,165
384,155
Lodging  1.1%
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 12,990 11,886
Hilton Domestic Operating, 5.875%, 3/15/33 (1)(6) 9,375 9,363
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 7,690 7,805
Park Intermediate Holdings, 4.875%, 5/15/29 (1) 10,160 9,690
Park Intermediate Holdings, 5.875%, 10/1/28 (1) 8,775 8,687
Park Intermediate Holdings, 7.00%, 2/1/30 (1) 5,170 5,306
RHP Hotel Properties, 4.50%, 2/15/29 (1) 14,995 14,320
RHP Hotel Properties, 7.25%, 7/15/28 (1) 15 16
XHR, 6.625%, 5/15/30 (1)(6) 4,415 4,470
71,543
Manufacturing  1.4%
Arcosa, 6.875%, 8/15/32 (1) 4,975 5,093
Hillenbrand, 3.75%, 3/1/31 (6) 9,145 8,139
Madison IAQ, 4.125%, 6/30/28 (1) 19,445 18,546
Madison IAQ, 5.875%, 6/30/29 (1)(6) 11,160 10,728
Mueller Water Products, 4.00%, 6/15/29 (1) 19,320 18,112
Sensata Technologies, 4.00%, 4/15/29 (1) 19,135 17,777
Sensata Technologies, 5.875%, 9/1/30 (1) 11,945 11,805
Stevens Holding, 6.125%, 10/1/26 (1) 7,140 7,033
97,233

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Metals & Mining  2.1%
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 21,005 21,898
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 13,525 15,080
ATI, 7.25%, 8/15/30 (6) 6,461 6,687
Big River Steel, 6.625%, 1/31/29 (1) 19,532 19,581
Carpenter Technology, 7.625%, 3/15/30  2,556 2,633
Cleveland-Cliffs, 7.375%, 5/1/33 (1) 11,005 11,032
Constellium, 6.375%, 8/15/32 (1)(6) 6,910 6,901
ERO Copper, 6.50%, 2/15/30 (1)(6) 5,550 5,444
Hecla Mining, 7.25%, 2/15/28  29,735 29,958
Hudbay Minerals, 6.125%, 4/1/29 (1) 15,290 15,233
Novelis, 4.75%, 1/30/30 (1) 6,970 6,569
141,016
Other Telecommunications  1.8%
Frontier Communications Holdings, 6.00%, 1/15/30 (1) 18,785 18,855
Frontier Communications Holdings, 8.75%, 5/15/30 (1) 13,095 13,864
Iliad Holding, 8.50%, 4/15/31 (1) 3,220 3,425
Level 3 Financing, 4.00%, 4/15/31 (1) 22,265 17,283
Level 3 Financing, 10.00%, 10/15/32 (1) 17,286 17,286
Level 3 Financing, 10.75%, 12/15/30 (1) 12,261 13,733
Level 3 Financing, 11.00%, 11/15/29 (1) 27,280 30,861
Zayo Group Holdings, 4.00%, 3/1/27 (1)(6) 7,215 6,809
122,116
Real Estate Investment Trust Securities  1.2%
Necessity Retail REIT, 4.50%, 9/30/28 (1) 25,045 23,824
Service Properties Trust, 8.625%, 11/15/31 (1) 32,160 34,451
Service Properties Trust, 8.875%, 6/15/32 (6) 22,105 21,912
80,187
Restaurants  0.5%
Yum! Brands, 5.35%, 11/1/43  19,590 18,610
Yum! Brands, 6.875%, 11/15/37 (6) 14,435 15,518
34,128
Retail  1.6%
Bath & Body Works, 6.625%, 10/1/30 (1)(6) 26,510 27,007
Bath & Body Works, 6.694%, 1/15/27 (6) 1,620 1,650
Bath & Body Works, 7.50%, 6/15/29 (6) 9,820 10,066
CVS Health, VR, 6.75%, 12/10/54 (10) 41,105 41,216
CVS Health, VR, 7.00%, 3/10/55 (10) 10,935 11,131
Linens 'n Things, VR, EC, 8.338%, 1/15/20 (3)(4) 9,800 —
Victra Holdings, 8.75%, 9/15/29 (1)(6) 9,905 10,524
Wayfair, 7.25%, 10/31/29 (1) 9,400 9,529
111,123

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Satellites  0.4%
Connect Finco, 9.00%, 9/15/29 (1) 14,125 12,924
Hughes Satellite Systems, 6.625%, 8/1/26 (6) 5,704 4,592
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1)(6) 10,575 9,868
27,384
Services  5.9%
Albion Financing 1, 6.125%, 10/15/26 (1) 13,245 13,238
Albion Financing 2, 8.75%, 4/15/27 (1) 7,065 7,187
Allied Universal Holdco, 7.875%, 2/15/31 (1) 9,908 10,218
Allied Universal Holdco, 9.75%, 7/15/27 (1) 36,195 36,421
Avis Budget Car Rental, 8.00%, 2/15/31 (1) 24,090 24,512
Avis Budget Car Rental, 8.25%, 1/15/30 (1)(6) 10,065 10,241
Boost Newco Borrower, 7.50%, 1/15/31 (1) 37,767 39,466
eG Global Finance, 12.00%, 11/30/28 (1) 19,960 22,383
Fair Isaac, 4.00%, 6/15/28 (1) 16,140 15,414
Fortress Intermediate 3, 7.50%, 6/1/31 (1) 11,695 12,075
GFL Environmental, 6.75%, 1/15/31 (1) 10,465 10,844
Loxam, 6.375%, 5/31/29 (EUR) (1) 4,175 4,559
Ritchie Bros Holdings, 6.75%, 3/15/28 (1) 7,280 7,453
Ritchie Bros Holdings, 7.75%, 3/15/31 (1) 10,065 10,593
Sabre GLBL, 10.75%, 11/15/29 (1)(6) 24,900 26,550
Staples, 10.75%, 9/1/29 (1) 7,440 7,105
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  14,769 15,507
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 18,665 18,432
UKG, 6.875%, 2/1/31 (1) 64,870 66,573
United Rentals North America, 3.75%, 1/15/32  5,125 4,568
United Rentals North America, 3.875%, 2/15/31  15,500 14,144
United Rentals North America, 6.125%, 3/15/34 (1) 7,345 7,428
Williams Scotsman, 6.625%, 6/15/29 (1) 6,550 6,656
Williams Scotsman, 7.375%, 10/1/31 (1) 9,541 9,911
401,478
Supermarkets  0.3%
Iceland Bondco, 10.875%, 12/15/27 (GBP) (1) 2,400 3,233
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 8.056%,
12/15/27 (EUR) (1) 2,390 2,494
Performance Food Group, 6.125%, 9/15/32 (1) 10,800 10,800
16,527
Transportation  0.4%
Genesee & Wyoming, 6.25%, 4/15/32 (1) 11,320 11,391
Watco, 7.125%, 8/1/32 (1) 11,900 12,242
23,633
Utilities  4.2%
Alpha Generation, 6.75%, 10/15/32 (1) 11,735 11,882

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
California Buyer, 6.375%, 2/15/32 (1) 13,490 13,389
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 11,260 11,274
HAT Holdings I, 8.00%, 6/15/27 (1) 13,914 14,471
NRG Energy, 6.25%, 11/1/34 (1) 13,780 13,814
NRG Energy, VR, 10.25% (1)(9)(10) 12,715 14,145
PG&E, VR, 7.375%, 3/15/55 (10) 11,884 11,750
Talen Energy Supply, 8.625%, 6/1/30 (1) 47,492 50,698
TerraForm Power Operating, 5.00%, 1/31/28 (1) 21,566 20,838
TransAlta, 7.75%, 11/15/29  5,070 5,273
Vistra, VR, 7.00% (1)(9)(10) 9,521 9,640
Vistra, VR, 8.00% (1)(9)(10) 41,780 42,929
Vistra, Series C, VR, 8.875% (1)(9)(10) 34,532 36,906
Vistra Operations, 7.75%, 10/15/31 (1) 25,315 26,707
283,716
Wireless Communications  0.5%
Rogers Communications, VR, 7.00%, 4/15/55 (10) 13,455 13,506
Rogers Communications, VR, 7.125%, 4/15/55 (10) 20,120 20,170
33,676
Total Corporate Bonds (Cost $6,058,325) 6,086,553
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 51,759 32,543
Total Municipal Securities (Cost $28,449) 32,543
PREFERRED STOCKS  0.6%
Financials  0.6%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $39,715 (3)(4)(7) 40 40,005
Total Preferred Stocks (Cost $39,715) 40,005
SHORT-TERM INVESTMENTS  1.4%
Money Market Funds  1.4%
T. Rowe Price Government Reserve Fund, 4.41% (12)(13) 95,273 95,273
Total Short-Term Investments (Cost $95,273) 95,273

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  6.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 6.9%
Money Market Funds 6.9%
T. Rowe Price Government Reserve Fund, 4.41% (12)(13) 467,417 467,417
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 467,417
Total Securities Lending Collateral (Cost $467,417) 467,417
Total Investments in Securities 105.8%
(Cost $7,130,523) $ 7,160,141
Other Assets Less Liabilities (5.8)% (391,059)
Net Assets 100.0% $ 6,769,082
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,228,511 and represents 77.2% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Non-income producing
(4) Level 3 in fair value hierarchy.
(5) All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) All or a portion of this security is on loan at February 28, 2025.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $40,005 and represents 0.6% of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Perpetual security with no stated maturity date.

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 4/25/25 USD 19,849 GBP 16,218 $ (549)
Standard Chartered 5/23/25 USD 65,310 EUR 62,096 605
State Street 4/25/25 CAD 601 USD 420 (3)
State Street 4/25/25 USD 426 CAD 612 2
Toronto-Dominion Bank 4/25/25 USD 6,638 CAD 9,508 48
Wells Fargo 4/25/25 USD 560 CAD 806 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 105

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.41% $ — $ — $ 3,221++
Totals $ —# $ — $ 3,221+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government
Reserve Fund, 4.41% $ 364,622  ¤  ¤ $ 562,690
Total $ 562,690^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,221 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $562,690.

T. ROWE PRICE High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE High Yield Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 68,543 $ — $ 68,543
Bank Loans — 342,670 9,666 352,336
Common Stocks 12,812 7,238 — 20,050
Convertible Preferred Stocks 29,964 — — 29,964
Corporate Bonds — 6,086,553 — 6,086,553
Preferred Stocks — — 40,005 40,005
Short-Term Investments 95,273 — — 95,273
Securities Lending Collateral 467,417 — — 467,417
Total Securities 605,466 6,505,004 49,671 7,160,141
Forward Currency Exchange
Contracts — 657 — 657
Total $ 605,466 $ 6,505,661 $ 49,671 $ 7,160,798
Liabilities
Forward Currency Exchange
Contracts $ — $ 552 $ — $ 552
1
Includes Asset-Backed Securities, Convertible Bonds and Municipal Securities.

T. ROWE PRICE High Yield Fund

market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F57-054Q3 02/25